Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)		1 Months Ended	2 Months Ended	5 Months Ended		9 Months Ended
	Dec. 15, 2020	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Aug. 11, 2020
Shares issued during period new issues	17,250,000
Share price	$ 10.20
Proceeds from initial public offering	$ 172,500,000			$ 172,500,000	$ 172,500,000
Proceeds from issuance of common stock	$ 176,000,000.0
Investment maturity period	185 days
Share redemption price per share				$ 10.20	$ 10.20	$ 10.20	$ 10.20
Cash				$ 1,242,226	$ 1,242,226	$ 396,362	$ 112,881
Working capital deficit				1,400,000	1,400,000	$ 74,000	$ 3,800,000
Issuance of common stock to sponsor			$ 25,000	$ 25,000	$ 25,000
Offering costs	$ 9,200,000
Threshold percentage on fair market value of net assets held In trust account for business combination				80.00%	80.00%	80.00%	80.00%
Threshold percentage on purchase of outstanding voting shares for business combination				50.00%	50.00%	50.00%	50.00%
Net tangible assets required for business combination				$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001
Threshold number of days allowed to consummate business combination		18 months			18 months	18 months
Minimum interest on trust deposits eligible to pay dissolution expenses				100,000	$ 100,000	$ 100,000	100,000
Deferred underwriting expense	6,900,000
Underwriting commission reimbursement	$ 1,700,000
Franchise tax payable				$ 83,836	83,836	173,872	178,303
Franchise tax payable							$ 178,000
Inspirato [Member]
Business Combination, Consideration Transferred						1,070,000,000.00
Business Combination, Valuation adjusted upward						20,000,000
Private Placement Warrant [Member]
Warrants issued during the period	7,175,000
Warrants issued price per warrant	$ 1.00
Proceeds from issuance of warrants	$ 7,200,000
Sponsor [Member]
Issuance of common stock to sponsor					$ 25,000
Debt face amount								$ 400,000
Sponsor [Member] | Private Placement Warrant [Member]
Warrants issued during the period	7,175,000
Warrants issued price per warrant	$ 1.00
Proceeds from issuance of warrants	$ 7,200,000
Minimum [Member] | Inspirato [Member]
Business Combination, Integration Related Costs						$ 15,000,000
IPO [Member]
Shares issued during period new issues	17,250,000
Share price	$ 10.00
Maximum percentage of shares redeemed without prior consent from company				15.00%	15.00%	15.00%	15.00%
Maximum percentage of shares redeemed on non completion of business combination				100.00%	100.00%	100.00%	100.00%
Over-Allotment Option [Member]
Shares issued during period new issues	2,250,000
Private Placement [Member]
Warrants issued price per warrant	$ 1.00
Private Placement [Member] | Sponsor [Member]
Warrants issued during the period	7,175,000
Warrants issued price per warrant	$ 1.00
Proceeds from issuance of warrants	$ 7,200,000
Common Class A [Member]
Proceeds from initial public offering					$ 172,500,000	$ 172,500,000
Common Class A [Member] | Private Placement Warrant [Member]
Warrants issued during the period	7,175,000
Previously Reported [Member]
Net tangible assets required for business combination						$ 5,000,001